Information by Segment - Summary of Inter Segment Policies for Segment (Detail) $ in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2019 MXN ($)		Jun. 30, 2019 USD ($)	[1],[2]	Jun. 30, 2018 MXN ($)		Jun. 30, 2019 USD ($)	[2],[6]	Dec. 31, 2018 MXN ($)
Disclosure of operating segments [line items]
Total revenues		$ 244,371	[1]	$ 12,722		$ 226,939	[3],[4]
Gross profit		90,792	[1]	4,727		83,287	[3],[4]
Administrative expenses		9,519	[1]	496		8,513	[3],[4]
Selling expenses		58,992	[1]	3,071		55,299	[3],[4]
Other income		935	[1]	49		605	[3],[4]
Other expenses		2,454	[1]	128		1,867	[3],[4]
Interest expense		6,970	[1]	363		4,878	[3],[4]
Interest income		1,528				1,254
Other net finance expenses (3)		(1,897)				375
Income before income taxes and share of the profit of equity accounted investees		13,423				14,963
Income taxes		4,109	[1]	214		4,821	[3],[4]
Share of the profit of equity accounted investees, net of tax		3,052	[1]	159		2,999	[3],[4]
Net income from continuing operations		12,366	[1]	644		13,141	[3],[4]
Net income from discontinued operations	[3],[4]					166
Consolidated net income		12,366	[1]	$ 644		13,307	[3],[4],[5]
Depreciation and a amortization						8,087
Non-cash items other than depreciation and amortization		1,094				636
Investments in equity accounted investees		94,855	[6]			94,315		$ 4,938		$ 94,315
Total assets		632,013	[6]			576,381		32,902		576,381
Total liabilities		300,291	[6]			240,839		$ 15,633		$ 240,839
Investments in fixed assets (4)		10,220				24,266
Operating segments [member] | Coca-Cola FEMSA [member]
Disclosure of operating segments [line items]
Total revenues		94,444				88,692
Gross profit		43,095				41,073
Interest expense		3,475				3,688
Interest income		551				426
Income before income taxes and share of the profit of equity accounted investees		8,939				8,175
Income taxes		2,519				2,499
Share of the profit of equity accounted investees, net of tax		(64)				(110)
Depreciation and a amortization						4,802
Non-cash items other than depreciation and amortization		360				372
Investments in equity accounted investees		10,618				10,518
Total assets		259,728				263,787
Total liabilities		130,538				132,037
Investments in fixed assets (4)		3,961				11,069
Operating segments [member] | FEMSA comercio proximity division [member]
Disclosure of operating segments [line items]
Gross profit		34,636				29,569
Interest expense		2,706				833
Interest income		171				176
Income before income taxes and share of the profit of equity accounted investees		4,824				4,987
Income taxes		40				139
Share of the profit of equity accounted investees, net of tax		(22)				(12)
Depreciation and a amortization						2,324
Non-cash items other than depreciation and amortization		159				177
Investments in equity accounted investees		252				84
Total assets		109,392				75,146
Total liabilities		90,709				56,468
Investments in fixed assets (4)		4,505				9,441
Operating segments [member] | FEMSA Comercio Health Retail Division [member]
Disclosure of operating segments [line items]
Gross profit		8,202				7,789
Interest expense		578				396
Interest income		8				58
Income before income taxes and share of the profit of equity accounted investees		420				573
Income taxes		65				363
Depreciation and a amortization						494
Non-cash items other than depreciation and amortization		9				9
Total assets		53,694				35,881
Total liabilities		40,948				23,357
Investments in fixed assets (4)		595				1,162
Operating segments [member] | FEMSA Comercio Fuel Retail Division [member]
Disclosure of operating segments [line items]
Total revenues		23,268				22,104
Gross profit		2,324				1,803
Interest expense		593				101
Interest income		64				128
Income before income taxes and share of the profit of equity accounted investees		94				244
Income taxes		33				73
Depreciation and a amortization						71
Non-cash items other than depreciation and amortization		72				6
Total assets		16,092				7,015
Total liabilities		15,154				6,142
Investments in fixed assets (4)		244				520
Operating segments [member] | Heineken investment [member]
Disclosure of operating segments [line items]
Interest income		4				4
Income before income taxes and share of the profit of equity accounted investees		1
Income taxes		(493)				1
Share of the profit of equity accounted investees, net of tax		3,138				3,120
Investments in equity accounted investees		83,724				83,461
Total assets		85,674				86,340
Total liabilities		3,297				4,054
Operating segments [member] | Other [member]
Disclosure of operating segments [line items]
Total revenues						20,443
Gross profit		4,965				5,158
Interest expense		1,188				1,051
Interest income		2,253				1,653
Income before income taxes and share of the profit of equity accounted investees						960
Income taxes		1,945				1,746
Share of the profit of equity accounted investees, net of tax						1
Depreciation and a amortization						396
Non-cash items other than depreciation and amortization		494				72
Investments in equity accounted investees		261				252
Total assets		158,582				150,674
Total liabilities		70,887				61,340
Investments in fixed assets (4)		998				2,391
Consolidation adjustments [member]
Disclosure of operating segments [line items]
Total revenues		(9,934)				(10,268)
Gross profit		(2,430)				(2,105)
Interest expense		(1,570)				(1,191)
Interest income		(1,523)				(1,191)
Income before income taxes and share of the profit of equity accounted investees		180				24
Total assets		(51,149)				(42,462)
Total liabilities		(51,242)				(42,559)
Investments in fixed assets (4)		(83)				(317)
Consolidation adjustments [member] | Coca-Cola FEMSA [member]
Disclosure of operating segments [line items]
Total revenues		2,697				2,456
Consolidation adjustments [member] | FEMSA comercio proximity division [member]
Disclosure of operating segments [line items]
Total revenues		157				117
Consolidation adjustments [member] | FEMSA Comercio Fuel Retail Division [member]
Disclosure of operating segments [line items]
Total revenues		7
Consolidation adjustments [member] | Other [member]
Disclosure of operating segments [line items]
Total revenues		$ 7,073				$ 7,695

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively effect method under which the comparative information is not restated. - See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[3]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1
[4]	The information herein was not restated with the adjustment, which was not material, to reflect the financial information of its subsidiary in Argentina that operates in a hyperinflationary economic environment.
[5]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines- See Note 4.2.1
[6]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospective method under which the comparative information is not restated. - See Note 2.4.1